RELATED PARTY TRANSACTIONS - Related Parties Transaction (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Repayment of cash advance from related parties			¥ 540,375
Share-based compensation expenses related to Fang's share-based awards	¥ 3,894
Advance to a noncontrolling interest holder				¥ 3,090
Data services
Related Party Transaction [Line Items]
Data services revenue from a noncontrolling interest holder			238
Fang
Related Party Transaction [Line Items]
Costs and expenses allocated from Fang, excluding the share-based compensation costs and expenses related to Fang's share-based awards					¥ 4,337
Rent expenses			7,621	7,621	7,621
IT service fee		¥ 5,214	7,500	7,500	5,214
Software license fee			500	500	278
Share-based compensation expenses related to Fang's share-based awards					3,894	¥ 6,808
Disposal of subsidiaries to Fang				4,325
Advance to a noncontrolling interest holder				3,090
Repayment from a noncontrolling interest holder			3,090
Fang | Listing services
Related Party Transaction [Line Items]
Revenue					26,382
Fang | Analytics services
Related Party Transaction [Line Items]
Revenue				¥ 11,006	¥ 17,296
Fang | Data services
Related Party Transaction [Line Items]
Data services revenue from a noncontrolling interest holder			¥ 238